Right-of-use assets and leases liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Right-of-use assets and leases liabilities
Reconciliation of right-of-use assets

	TMS devices	TMS Center locations	Total
Right-of-use assets, December 31, 2020	$10,931,943	$15,859,601	$26,791,544
Additions to right-of-use assets	3,842,354	2,502,583	6,344,937
Additions through business combinations (note 5 (a))	1,765,732	601,136	2,366,868
Exercise of buy-out options into property, plant and equipment	(512,588)	—	(512,588)
Depreciation on right-of-use assets	(2,286,149)	(3,184,906)	(5,471,055)
Right-of-use assets, December 31, 2021	$13,741,292	$15,778,414	$29,519,706
8.	Right-of-use assets and lease liabilities (continued):

	TMS devices	TMS Center locations	Total
Right-of-use assets, December 31, 2021	$13,741,292	$15,778,414	$29,519,706
Additions to right-of-use assets	2,642,421	5,115,076	7,757,497
Additions through business combinations (note 5(b))	7,314,499	16,336,366	23,650,865
Exercise of buy-out options into property, plant and equipment	(1,496,254)	—	(1,496,254)
Depreciation on right-of-use assets	(2,853,867)	(4,739,925)	(7,593,792)
Right-of-use assets, December 31, 2022	$19,348,091	$32,489,931	$51,838,022

Reconciliation of lease liabilities

Lease liabilities, December 31, 2020	$27,912,873
Additions to lease liability	6,354,629
Additions through business combinations (note 5(a))	2,366,868
Interest expense on lease liabilities	2,881,189
Payments of lease liabilities	(8,481,872)

Lease liabilities, December 31, 2021	31,033,687
Less current portion of lease liabilities	6,557,690

Long term portion of lease liabilities	$24,475,997

Lease liabilities, December 31, 2021	$31,033,687
Additions to lease liability	7,765,413
Additions through business combinations (note 5(b))	23,500,474
Interest expense on lease liabilities	4,139,928
Payments of lease liabilities	(13,513,880)

Lease liabilities, December 31, 2022	52,925,622
Less current portion of lease liabilities	11,123,391

Long term portion of lease liabilities	$41,802,231

Undiscounted cash flows for lease liabilities

Total
2023	$15,318,324
2024	12,018,371
2025	9,357,237
2026	7,888,419
2027	7,237,779
Thereafter	18,646,473

Total minimum lease payments	70,466,603
Less discounted cash flows	17,540,981

Present value of minimum lease payments	$52,925,622